Shareholder Report, Holdings (Details) - C000231759	Feb. 28, 2025
Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%